Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2017
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Central Index Key	dei_EntityCentralIndexKey	0000357159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2017
Prospectus Date	rr_ProspectusDate	May 31, 2017